Annual Total Returns [BarChart] - Voya International High Dividend Low Volatility Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(12.42%)
2012	18.32%
2013	19.68%
2014	(7.01%)
2015	(3.83%)
2016	1.33%
2017	21.66%
2018	(15.32%)
2019	16.13%
2020	(1.17%)